UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: February 28, 2005

Date of reporting period: November 30, 2004

Item 1. Schedules of Investments

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

November 30, 2004

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS—99.31%

U.S. Treasury Notes
1.88%, 12/31/05 (1)	$302,625,000	$299,961,909
1.88%, 01/31/06	163,821,000	162,218,836
2.00%, 05/15/06 (1)	417,757,000	412,714,669
2.25%, 02/15/07 (1)	117,822,000	115,814,311
2.50%, 10/31/06 (1)	56,759,000	56,243,062
2.63%, 11/15/06 (1)	288,637,000	286,581,910
2.75%, 08/15/07 (1)	299,128,000	295,535,485
3.00%, 11/15/07	76,665,000	76,096,148
3.13%, 05/15/07 (1)	218,428,000	218,318,779
6.50%, 10/15/06 (1)	239,410,000	254,681,959

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $2,194,485,310)		2,178,167,068

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—33.86%

COMMERCIAL PAPER—7.88%

Amsterdam Funding Corp.
2.00%, 12/13/04 (2)	2,177,768	2,176,316
2.00%, 12/15/04 (2)	2,177,768	2,176,074
2.05%, 12/15/04 (2)	6,533,304	6,528,096
2.25%, 01/04/05 (2)	1,088,884	1,086,570
Barton Capital Corp.
2.02%, 12/15/04 (2)	2,182,603	2,180,888
Blue Ridge Asset Funding Corp.
2.00%, 12/07/04 (2)	1,959,991	1,959,338
2.03%, 12/08/04 (2)	2,177,768	2,176,908
Cancara Asset Securitisation LLC
2.25%, 01/05/05 (2)	5,335,619	5,323,947
Corporate Asset Funding
2.21%, 02/07/05 (2)	3,266,652	3,253,046
2.26%, 02/03/05 (2)	4,355,536	4,338,037
CRC Funding LLC
2.21%, 02/07/05 (2)	1,088,884	1,084,349
Depfa Bank PLC
2.28%, 05/03/05 (2)	2,177,768	2,156,712
Edison Asset Securitization
1.59%, 12/02/04 (2)	4,355,536	4,355,344
2.02%, 12/08/04 (2)	6,533,304	6,530,738
2.26%, 05/04/05 (2)	5,444,420	5,391,785
Fairway Finance Corp.
2.00%, 12/14/04 (2)	2,837,893	2,835,844
2.04%, 12/07/04 (2)	872,370	872,074

Falcon Asset Securitization Corp.
2.04%, 12/14/04 (2)	6,154,808	6,150,274
Ford Credit Auto Receivables
1.85%, 01/14/05 (2)	2,177,768	2,172,844
2.28%, 04/27/05 (2)	3,266,652	3,236,240
Fortis Funding LLC
2.35%, 05/09/05 (2)	6,097,751	6,034,461
General Electric Capital Corp.
2.00%, 12/06/04 (2)	3,266,652	3,265,745
2.02%, 12/08/04 (2)	6,533,304	6,530,738
2.24%, 02/02/05 (2)	13,066,608	13,015,388
Georgetown Funding Co. LLC
2.27%, 01/20/05 (2)	1,524,438	1,519,631
GIRO Funding US Corp.
2.20%, 02/08/05 (2)	2,418,324	2,408,127
Grampian Funding LLC
2.27%, 02/01/05 (2)	3,266,652	3,253,881
Jupiter Securitization Corp.
2.00%, 12/08/04 (2)	3,506,860	3,505,496
2.03%, 12/10/04 (2)	1,852,497	1,851,556
Liberty Street Funding Corp.
2.00%, 12/07/04 (2)	3,502,853	3,501,685
Mortgage Interest Networking Trust
2.24%, 02/01/05 (2)	2,831,098	2,820,177
Nationwide Building Society
1.63%, 12/09/04 (2)	3,615,095	3,613,785
2.21%, 02/10/05 (2)	4,355,536	4,336,552
New Center Asset Trust
2.04%, 12/13/04 (2)	4,355,536	4,352,574
2.25%, 02/02/05 (2)	4,094,204	4,078,083
Park Avenue Receivables Corp.
2.03%, 12/15/04 (2)	4,408,282	4,404,802
Preferred Receivables Funding Corp.
2.03%, 12/09/04 (2)	3,266,652	3,265,178
Prudential Funding LLC
1.60%, 12/01/04 (2)	2,177,768	2,177,768
Ranger Funding Co. LLC
2.03%, 12/01/04 (2)	3,187,033	3,187,033
2.05%, 12/15/04 (2)	1,670,348	1,669,016
Solitaire Funding Ltd.
2.28%, 02/02/05 (2)	2,776,480	2,765,402
Sydney Capital Corp.
2.25%, 01/18/05 (2)	2,177,768	2,171,235
Thames Asset Global Securitization No. 1 Inc.
2.05%, 12/15/04 (2)	2,232,996	2,231,216
2.06%, 12/13/04 (2)	404,542	404,265
2.06%, 12/15/04 (2)	2,406,259	2,404,332
Thunder Bay Funding Inc.
2.03%, 12/07/04 (2)	1,046,984	1,046,630
2.05%, 12/15/04 (2)	4,286,762	4,283,345
Tulip Funding Corp.
2.25%, 01/14/05 (2)	2,177,768	2,171,779
UBS Finance (Delaware)
1.11%, 12/17/04 (2)	6,533,304	6,530,081
Variable Funding Capital Corp.
2.02%, 12/06/04 (2)	2,177,768	2,177,157
Windmill Funding Corp.
2.00%, 12/15/04 (2)	1,959,991	1,958,467

		172,921,009

FLOATING RATE NOTES—11.26%

American Express Credit Corp.
2.19%, 10/26/05 (2)	8,711,072	8,715,007
Bank of Nova Scotia
2.10%, 09/26/05 (2)	1,088,884	1,088,489
Beta Finance Inc.
1.97%, 05/04/05 (2) (3)	2,613,322	2,613,101
2.07%, 09/23/05 (2) (3)	3,919,983	3,918,711
2.07%, 09/27/05 (2) (3)	3,484,429	3,483,283
2.14%, 03/15/05 (2) (3)	2,177,768	2,178,275
2.22%, 10/27/05 (2) (3)	4,137,759	4,141,876
Canadian Imperial Bank of Commerce
2.03%, 09/13/05 (2)	6,533,304	6,531,634
2.04%, 12/14/05 (2)	3,919,983	3,918,663
2.13%, 10/31/05 (2)	4,355,536	4,354,505
Cancara Asset Securitisation LLC
2.06%, 02/15/05 (2)	7,709,299	7,709,299
CC USA Inc.
1.97%, 05/04/05 (2) (3)	4,355,536	4,355,169
2.06%, 07/29/05 (2) (3)	4,355,536	4,354,675
Den Danske Bank NY
2.02%, 08/12/05 (2)	4,355,536	4,354,627
2.11%, 08/26/05 (2)	4,355,536	4,354,577
2.22%, 10/17/05 (2)	4,355,536	4,354,397
Depfa Bank PLC
1.86%, 09/15/05 (2)	4,355,536	4,355,536
Dorada Finance Inc.
2.06%, 07/29/05 (2) (3)	3,615,095	3,614,380
Fairway Finance LLC
2.05%, 03/14/05 (2)	4,355,536	4,355,536
2.10%, 01/20/05 (2)	2,177,768	2,177,768
Fifth Third Bancorp
2.11%, 11/23/05 (2) (3)	8,711,072	8,711,072
Five Finance Inc.
2.14%, 04/29/05 (2) (3)	3,484,429	3,484,287
General Electric Commercial Equipment Financing LLC
2.06%, 11/20/05 (2)	3,048,875	3,048,875
HBOS Treasury Services PLC
1.96%, 04/22/05 (2)	4,355,536	4,355,536
K2 USA LLC
2.04%, 09/12/05 (2) (3)	4,355,536	4,354,860
2.05%, 06/10/05 (2) (3)	4,355,536	4,355,257
2.05%, 07/25/05 (2) (3)	2,177,768	2,177,486
2.12%, 10/20/05 (2) (3)	4,355,536	4,355,668
Links Finance LLC
2.05%, 04/15/05 (2) (3)	4,355,536	4,355,214
2.05%, 11/16/05 (2) (3)	2,177,768	2,177,350
2.12%, 04/25/05 (2)	4,355,536	4,356,672
National City Bank (Ohio)
2.00%, 08/09/05 (2)	4,355,536	4,354,638
2.08%, 06/10/05 (2)	2,177,768	2,178,126
2.08%, 06/23/05 (2)	4,355,536	4,354,806
Nationwide Building Society
1.96%, 10/28/05 (2) (3)	7,404,411	7,405,286
Norddeutsche Landesbank
2.04%, 07/27/05 (2)	4,355,536	4,354,536
Northern Rock PLC
2.02%, 01/13/05 (2) (3)	4,137,759	4,137,760
2.15%, 10/25/05 (2) (3)	8,711,072	8,711,072

Permanent Financing PLC
2.04%, 03/10/05 (2)	4,355,536	4,355,536
2.05%, 12/10/04 (2)	2,177,768	2,177,768
2.07%, 06/10/05 (2)	1,959,991	1,959,991
2.08%, 09/12/05 (2)	5,444,420	5,444,420
Sigma Finance Inc.
2.09%, 08/17/05 (2)	2,177,768	2,177,904
2.09%, 09/15/05 (2)	5,444,420	5,444,814
2.22%, 11/28/05 (2) (3)	4,355,536	4,359,425
Tango Finance Corp.
2.02%, 04/07/05 (2) (3)	1,598,482	1,598,426
2.06%, 01/18/05 (2) (3)	1,916,436	1,916,410
2.07%, 09/15/05 (2) (3)	3,832,872	3,832,395
2.15%, 07/25/05 (2) (3)	4,355,536	4,355,254
2.24%, 05/17/05 (2) (3)	3,615,095	3,615,012
2.33%, 02/25/05 (2) (3)	2,439,100	2,438,986
Wachovia Asset Securitization Inc.
2.13%, 12/27/04 (2)	6,533,304	6,533,304
WhistleJacket Capital LLC
1.84%, 06/15/05 (2) (3)	2,177,768	2,177,500
2.06%, 07/15/05 (2) (3)	3,266,652	3,266,241
2.06%, 09/15/05 (2)	3,266,652	3,266,135
2.06%, 10/14/05 (2) (3)	2,177,768	2,177,579
White Pine Finance LLC
1.95%, 11/01/05 (2) (3)	2,221,323	2,220,667
1.98%, 07/05/05 (2)	2,177,768	2,177,486
2.02%, 07/11/05 (2)	1,088,884	1,088,809
2.05%, 04/15/05 (2) (3)	3,266,652	3,266,410
2.07%, 06/15/05 (2) (3)	1,785,770	1,785,770
2.14%, 03/29/05 (2)	1,872,881	1,872,744
2.14%, 08/26/05 (2) (3)	2,177,768	2,177,448
2.29%, 05/20/05 (2)	1,959,991	1,959,900
Winston Funding Ltd.
2.16%, 01/24/05 (2) (3)	3,109,853	3,109,853

		246,914,196

MEDIUM-TERM NOTES—0.63%

CC USA Inc.
1.29%, 04/15/05 (2) (3)	4,355,536	4,355,375
1.51%, 02/15/05 (2) (3)	2,831,098	2,832,015
Dorada Finance Inc.
1.48%, 01/18/05 (2) (3)	3,266,652	3,266,631
K2 USA LLC
1.46%, 01/12/05 (2) (3)	2,177,768	2,177,743
WhistleJacket Capital LLC
1.32%, 02/04/05 (2) (3)	1,088,884	1,088,845

		13,720,609

MONEY MARKET FUNDS—6.05%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (2) (4)	17,422,144	17,422,144
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (2) (4)	65,265,653	65,265,653
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (2) (4)	47,910,897	47,910,897
BlackRock Temp Cash Money Market Fund (2)	951,985	951,985
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (2)	1,212,943	1,212,943

		132,763,622

REPURCHASE AGREEMENTS—3.67%

Goldman Sachs & Co.
2.07%, 12/01/04 (2) (5)	43,555,361	43,555,361
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 11/30/04, due 12/01/04, with a maturity value of $15,093,006 and an effective yield of 1.67%.	15,092,306	15,092,306
Merrill Lynch Government Securities Inc.
2.07%, 12/01/04 (2) (5)	21,777,681	21,777,681

		80,425,348

TIME DEPOSITS—3.65%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (2)	4,355,530	4,355,530
1.33%, 02/10/05 (2)	2,177,768	2,177,704
1.39%, 02/02/05 (2)	2,177,768	2,177,712
1.39%, 04/08/05 (2)	3,048,875	3,048,715
Bank of New York
1.60%, 12/03/04 (2)	1,088,884	1,088,881
HBOS Treasury Services PLC
1.24%, 04/01/05 (2)	2,787,543	2,787,451
National City Bank (Indiana)
1.98%, 12/01/04 (2)	6,533,304	6,533,304
National City Bank (Ohio)
1.25%, 01/06/05 (2)	4,355,536	4,355,557
Norddeutsche Landesbank
2.11%, 06/07/05 (2)	4,355,536	4,355,091
Rabobank Nederland NV NY
2.08%, 12/01/04 (2)	4,355,536	4,355,536
Regions Bank (Alabama)
1.98%, 12/01/04 (2)	4,355,536	4,355,536
Societe Generale
2.00%, 12/01/04 (2)	6,533,304	6,533,304
Toronto-Dominion Bank
1.22%, 03/23/05 (2)	7,622,188	7,621,779
1.34%, 02/10/05 (2)	1,742,214	1,742,164
1.77%, 05/10/05 (2)	2,177,768	2,177,673
1.90%, 05/11/05 (2)	2,177,768	2,177,672
2.25%, 01/31/05 (2)	2,177,768	2,177,768
2.30%, 05/12/05 (2)	1,088,884	1,088,542
2.66%, 11/09/05 (2)	4,355,536	4,354,930
UBS Finance (Connecticut)
2.67%, 11/09/05 (2)	1,742,214	1,742,053
Washington Mutual Bank
2.05%, 12/14/04 (2)	6,533,304	6,533,304
2.27%, 02/02/05 (2)	1,742,214	1,742,214
Wells Fargo Bank NA
1.98%, 12/01/04 (2)	2,613,322	2,613,322

		80,095,742

U.S. GOVERNMENT AGENCY NOTES—0.72%

Federal Home Loan Bank
1.63%, 04/15/05 (2)	3,048,875	3,052,488
Federal Home Loan Mortgage Corp.
1.80%, 01/18/05 (2)	2,025,324	2,020,464
1.80%, 01/19/05 (2)	2,177,768	2,172,433
2.06%, 05/31/05 (2)	2,171,365	2,148,876
Federal National Mortgage Association
2.33%, 07/22/05 (2)	6,533,304	6,434,992

		15,829,253

TOTAL SHORT-TERM INVESTMENTS (Cost: $742,669,779)	742,669,779

TOTAL INVESTMENTS IN SECURITIES — 133.17% (Cost: $2,937,155,089) (6)	2,920,836,847
Other Assets, Less Liabilities — (33.17%)	(727,461,614)

NET ASSETS — 100.00%	$2,193,375,233

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(3)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.88% to 7.50% and maturity dates ranging from 09/01/08 to 08/01/42.
(6)	The cost of investments for federal income tax purposes was $2,937,622,305. Gross unrealized depreciation on securities aggregated $16,785,458.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

November 30, 2004

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS—98.75%

U.S. Treasury Notes
3.63%, 05/15/13 (1)	67,044,000	64,271,729
4.25%, 11/15/13 (1)	122,692,000	122,074,862
4.25%, 11/15/14	32,264,000	31,986,852
4.38%, 08/15/12 (1)	114,182,000	115,683,487
4.75%, 05/15/14 (1)	29,674,000	30,575,793
4.88%, 02/15/12 (1)	241,018,000	252,635,068

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $629,564,437)		617,227,791

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—47.30%

COMMERCIAL PAPER—11.04%

Amsterdam Funding Corp.
2.00%, 12/13/04 (2)	869,300	868,721
2.00%, 12/15/04 (2)	869,300	868,624
2.05%, 12/15/04 (2)	2,607,901	2,605,822
2.25%, 01/04/05 (2)	434,650	433,727
Barton Capital Corp.
2.02%, 12/15/04 (2)	871,230	870,546
Blue Ridge Asset Funding Corp.
2.00%, 12/07/04 (2)	782,370	782,110
2.03%, 12/08/04 (2)	869,300	868,957
Cancara Asset Securitisation LLC
2.25%, 01/05/05 (2)	2,129,821	2,125,162
Corporate Asset Funding
2.21%, 02/07/05 (2)	1,303,951	1,298,520
2.26%, 02/03/05 (2)	1,738,601	1,731,615
CRC Funding LLC
2.21%, 02/07/05 (2)	434,650	432,840
Depfa Bank PLC
2.28%, 05/03/05 (2)	869,300	860,896
Edison Asset Securitization
1.59%, 12/02/04 (2)	1,738,601	1,738,524
2.02%, 12/08/04 (2)	2,607,901	2,606,877
2.26%, 05/04/05 (2)	2,173,251	2,152,240
Fairway Finance Corp.
2.00%, 12/14/04 (2)	1,132,803	1,131,985
2.04%, 12/07/04 (2)	348,224	348,106
Falcon Asset Securitization Corp.
2.04%, 12/14/04 (2)	2,456,817	2,455,007
Ford Credit Auto Receivables
1.85%, 01/14/05 (2)	869,300	867,335
2.28%, 04/27/05 (2)	1,303,951	1,291,811

Fortis Funding LLC
2.35%, 05/09/05 (2)	2,434,041	2,408,778
General Electric Capital Corp.
2.00%, 12/06/04 (2)	1,303,951	1,303,588
2.02%, 12/08/04 (2)	2,607,901	2,606,877
2.24%, 02/02/05 (2)	5,215,802	5,195,356
Georgetown Funding Co. LLC
2.27%, 01/20/05 (2)	608,510	606,592
GIRO Funding US Corp.
2.20%, 02/08/05 (2)	965,323	961,253
Grampian Funding LLC
2.27%, 02/01/05 (2)	1,303,951	1,298,853
Jupiter Securitization Corp.
2.00%, 12/08/04 (2)	1,399,834	1,399,290
2.03%, 12/10/04 (2)	739,462	739,086
Liberty Street Funding Corp.
2.00%, 12/07/04 (2)	1,398,235	1,397,769
Mortgage Interest Networking Trust
2.24%, 02/01/05 (2)	1,130,090	1,125,731
Nationwide Building Society
1.63%, 12/09/04 (2)	1,443,039	1,442,516
2.21%, 02/10/05 (2)	1,738,601	1,731,023
New Center Asset Trust
2.04%, 12/13/04 (2)	1,738,601	1,737,418
2.25%, 02/02/05 (2)	1,634,285	1,627,850
Park Avenue Receivables Corp.
2.03%, 12/15/04 (2)	1,759,655	1,758,267
Preferred Receivables Funding Corp.
2.03%, 12/09/04 (2)	1,303,951	1,303,362
Prudential Funding LLC
1.60%, 12/01/04 (2)	869,300	869,300
Ranger Funding Co. LLC
2.03%, 12/01/04 (2)	1,272,169	1,272,169
2.05%, 12/15/04 (2)	666,753	666,222
Solitaire Funding Ltd.
2.28%, 02/02/05 (2)	1,108,288	1,103,866
Sydney Capital Corp.
2.25%, 01/18/05 (2)	869,300	866,692
Thames Asset Global Securitization No. 1 Inc.
2.05%, 12/15/04 (2)	891,346	890,636
2.06%, 12/13/04 (2)	161,481	161,370
2.06%, 12/15/04 (2)	960,507	959,738
Thunder Bay Funding Inc.
2.03%, 12/07/04 (2)	417,925	417,783
2.05%, 12/15/04 (2)	1,711,148	1,709,784
Tulip Funding Corp.
2.25%, 01/14/05 (2)	869,300	866,910
UBS Finance (Delaware)
1.11%, 12/17/04 (2)	2,607,901	2,606,614
Variable Funding Capital Corp.
2.02%, 12/06/04 (2)	869,300	869,056
Windmill Funding Corp.
2.00%, 12/15/04 (2)	782,370	781,762

		69,024,936

FLOATING RATE NOTES—15.77%

American Express Credit Corp.
2.19%, 10/26/05 (2)	3,477,201	3,478,772
Bank of Nova Scotia
2.10%, 09/26/05 (2)	434,650	434,493

Beta Finance Inc.
1.97%, 05/04/05 (2) (3)	1,043,160	1,043,072
2.07%, 09/23/05 (2) (3)	1,564,741	1,564,233
2.07%, 09/27/05 (2) (3)	1,390,881	1,390,423
2.14%, 03/15/05 (2) (3)	869,300	869,503
2.22%, 10/27/05 (2) (3)	1,651,671	1,653,314
Canadian Imperial Bank of Commerce
2.03%, 09/13/05 (2)	2,607,901	2,607,234
2.04%, 12/14/05 (2)	1,564,741	1,564,214
2.13%, 10/31/05 (2)	1,738,601	1,738,189
Cancara Asset Securitisation LLC
2.06%, 02/15/05 (2)	3,077,323	3,077,323
CC USA Inc.
1.97%, 05/04/05 (2) (3)	1,738,601	1,738,454
2.06%, 07/29/05 (2) (3)	1,738,601	1,738,257
Den Danske Bank NY
2.02%, 08/12/05 (2)	1,738,601	1,738,238
2.11%, 08/26/05 (2)	1,738,601	1,738,218
2.22%, 10/17/05 (2)	1,738,601	1,738,146
Depfa Bank PLC
1.86%, 09/15/05 (2)	1,738,601	1,738,601
Dorada Finance Inc.
2.06%, 07/29/05 (2) (3)	1,443,039	1,442,753
Fairway Finance LLC
2.05%, 03/14/05 (2)	1,738,601	1,738,601
2.10%, 01/20/05 (2)	869,300	869,300
Fifth Third Bancorp
2.11%, 11/23/05 (2) (3)	3,477,201	3,477,201
Five Finance Inc.
2.14%, 04/29/05 (2) (3)	1,390,881	1,390,824
General Electric Commercial Equipment Financing LLC
2.06%, 11/20/05 (2)	1,217,020	1,217,020
HBOS Treasury Services PLC
1.96%, 04/22/05 (2)	1,738,601	1,738,601
K2 USA LLC
2.04%, 09/12/05 (2) (3)	1,738,601	1,738,331
2.05%, 06/10/05 (2) (3)	1,738,601	1,738,489
2.05%, 07/25/05 (2) (3)	869,300	869,188
2.12%, 10/20/05 (2) (3)	1,738,601	1,738,653
Links Finance LLC
2.05%, 04/15/05 (2) (3)	1,738,601	1,738,472
2.05%, 11/16/05 (2) (3)	869,300	869,134
2.12%, 04/25/05 (2)	1,738,601	1,739,054
National City Bank (Ohio)
2.00%, 08/09/05 (2)	1,738,601	1,738,242
2.08%, 06/10/05 (2)	869,300	869,443
2.08%, 06/23/05 (2)	1,738,601	1,738,309
Nationwide Building Society
1.96%, 10/28/05 (2) (3)	2,955,621	2,955,970
Norddeutsche Landesbank
2.04%, 07/27/05 (2)	1,738,601	1,738,202
Northern Rock PLC
2.02%, 01/13/05 (2) (3)	1,651,671	1,651,671
2.15%, 10/25/05 (2) (3)	3,477,201	3,477,201
Permanent Financing PLC
2.04%, 03/10/05 (2)	1,738,601	1,738,601
2.05%, 12/10/04 (2)	869,300	869,300
2.07%, 06/10/05 (2)	782,370	782,370
2.08%, 09/12/05 (2)	2,173,251	2,173,251
Sigma Finance Inc.
2.09%, 08/17/05 (2)	869,300	869,354
2.09%, 09/15/05 (2)	2,173,251	2,173,408
2.22%, 11/28/05 (2) (3)	1,738,601	1,740,153

Tango Finance Corp.
2.02%, 04/07/05 (2) (3)	638,066	638,044
2.06%, 01/18/05 (2) (3)	764,984	764,974
2.07%, 09/15/05 (2) (3)	1,529,969	1,529,778
2.15%, 07/25/05 (2) (3)	1,738,601	1,738,488
2.24%, 05/17/05 (2) (3)	1,443,039	1,443,006
2.33%, 02/25/05 (2) (3)	973,616	973,571
Wachovia Asset Securitization Inc.
2.13%, 12/27/04 (2)	2,607,901	2,607,901
WhistleJacket Capital LLC
1.84%, 06/15/05 (2) (3)	869,300	869,193
2.06%, 07/15/05 (2) (3)	1,303,951	1,303,786
2.06%, 09/15/05 (2)	1,303,951	1,303,744
2.06%, 10/14/05 (2) (3)	869,300	869,225
White Pine Finance LLC
1.95%, 11/01/05 (2) (3)	886,686	886,424
1.98%, 07/05/05 (2)	869,300	869,188
2.02%, 07/11/05 (2)	434,650	434,620
2.05%, 04/15/05 (2) (3)	1,303,951	1,303,854
2.07%, 06/15/05 (2) (3)	712,826	712,826
2.14%, 03/29/05 (2)	747,598	747,544
2.14%, 08/26/05 (2) (3)	869,300	869,173
2.29%, 05/20/05 (2)	782,370	782,334
Winston Funding Ltd.
2.16%, 01/24/04 (2) (3)	1,241,361	1,241,361

		98,560,814

MEDIUM-TERM NOTES—0.88%

CC USA Inc.
1.29%, 04/15/05 (2) (3)	1,738,601	1,738,536
1.51%, 02/15/05 (2) (3)	1,130,090	1,130,457
Dorada Finance Inc.
1.48%, 01/18/05 (2) (3)	1,303,951	1,303,942
K2 USA LLC
1.46%, 01/12/05 (2) (3)	869,300	869,290
WhistleJacket Capital LLC
1.32%, 02/04/05 (2) (3)	434,650	434,635

		5,476,860

MONEY MARKET FUNDS—8.48%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (2) (4)	6,954,403	6,954,403
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (2) (4)	26,052,111	26,052,111
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (2) (4)	19,124,608	19,124,608
BlackRock Temp Cash Money Market Fund (2)	380,004	380,004
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (2)	484,171	484,171

		52,995,297

REPURCHASE AGREEMENTS—5.01%

Goldman Sachs & Co.
2.07%, 12/01/04 (2) (5)	17,386,007	17,386,007
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 11/30/04, due 12/01/04, with a maturity value of $5,270,490 and an effective yield of 1.67%.	5,270,246	5,270,246
Merrill Lynch Government Securities Inc.
2.07%, 12/01/04 (2) (5)	8,693,003	8,693,003

		31,349,256

TIME DEPOSITS—5.11%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (2)	1,738,593	1,738,593
1.33%, 02/10/05 (2)	869,300	869,275
1.39%, 02/02/05 (2)	869,300	869,278
1.39%, 04/08/05 (2)	1,217,020	1,216,957
Bank of New York
1.60%, 12/03/04 (2)	434,650	434,649
HBOS Treasury Services PLC
1.24%, 04/01/05 (2)	1,112,704	1,112,668
National City Bank (Indiana)
1.98%, 12/01/04 (2)	2,607,901	2,607,901
National City Bank (Ohio)
1.25%, 01/06/05 (2)	1,738,601	1,738,609
Norddeutsche Landesbank
2.11%, 06/07/05 (2)	1,738,601	1,738,423
Rabobank Nederland NV NY
2.08%, 12/01/04 (2)	1,738,601	1,738,601
Regions Bank (Alabama)
1.98%, 12/01/04 (2)	1,738,601	1,738,601
Societe Generale
2.00%, 12/01/04 (2)	2,607,901	2,607,901
Toronto-Dominion Bank
1.22%, 03/23/05 (2)	3,042,551	3,042,388
1.34%, 02/10/05 (2)	695,440	695,420
1.77%, 05/10/05 (2)	869,300	869,262
1.90%, 05/11/05 (2)	869,300	869,262
2.25%, 01/31/05 (2)	869,300	869,300
2.30%, 05/12/05 (2)	434,650	434,514
2.66%, 11/09/05 (2)	1,738,601	1,738,359
UBS Finance (Connecticut)
2.67%, 11/09/05 (2)	695,440	695,376
Washington Mutual Bank
2.05%, 12/14/04 (2)	2,607,901	2,607,901
2.27%, 02/02/05 (2)	695,440	695,440
Wells Fargo Bank NA
1.98%, 12/01/04 (2)	1,043,160	1,043,160

		31,971,838

U.S. GOVERNMENT AGENCY NOTES—1.01%

Federal Home Loan Bank
1.63%, 04/15/05 (2)	1,217,020	1,218,463
Federal Home Loan Mortgage Corp.
1.80%, 01/18/05 (2)	808,449	806,509
1.80%, 01/19/05 (2)	869,300	867,171
2.06%, 05/31/05 (2)	866,745	857,768
Federal National Mortgage Association
2.33%, 07/22/05 (2)	2,607,901	2,568,658

		6,318,569

TOTAL SHORT-TERM INVESTMENTS (Cost: $295,697,570)		295,697,570

TOTAL INVESTMENTS IN SECURITIES — 146.05% (Cost: $925,262,007) (6)		912,925,361
Other Assets, Less Liabilities — (46.05%)		(287,868,005)

NET ASSETS — 100.00%		$625,057,356

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(3)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.88% to 7.50% and maturity dates ranging from 09/01/08 to 08/01/42.
(6)	The cost of investments for federal income tax purposes was $925,356,290. Gross unrealized depreciation on securities aggregated $12,430,929.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

November 30, 2004

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS—98.40%

U.S. Treasury Bonds
5.25%, 11/15/28	16,946,000	17,327,456
5.25%, 02/15/29	18,870,000	19,311,934
5.38%, 02/15/31 (1)	26,492,000	27,899,521
5.50%, 08/15/28 (1)	22,237,000	23,500,508
6.00%, 02/15/26 (1)	23,495,000	26,337,662
6.13%, 11/15/27 (1)	34,410,000	39,274,198
6.13%, 08/15/29	16,317,000	18,694,550
6.25%, 05/15/30	29,970,000	34,950,416
6.38%, 08/15/27	11,766,000	13,807,284
6.50%, 11/15/26 (1)	18,500,000	21,992,430
6.63%, 02/15/27	16,613,000	20,029,962
6.75%, 08/15/26 (1)	11,322,000	13,817,030
6.88%, 08/15/25	18,500,000	22,838,249
7.63%, 02/15/25	12,432,000	16,518,274

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $329,813,724)		316,299,474

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—24.69%

COMMERCIAL PAPER—5.58%

Amsterdam Funding Corp.
2.00%, 12/13/04 (2)	225,902	225,751
2.00%, 12/15/04 (2)	225,902	225,726
2.05%, 12/15/04 (2)	677,705	677,165
2.25%, 01/04/05 (2)	112,951	112,711
Barton Capital Corp.
2.02%, 12/15/04 (2)	226,403	226,225
Blue Ridge Asset Funding Corp.
2.00%, 12/07/04 (2)	203,312	203,244
2.03%, 12/08/04 (2)	225,902	225,813
Cancara Asset Securitisation LLC
2.25%, 01/05/05 (2)	553,468	552,258
Corporate Asset Funding
2.21%, 02/07/05 (2)	338,853	337,442
2.26%, 02/03/05 (2)	451,803	449,988
CRC Funding LLC
2.21%, 02/07/05 (2)	112,951	112,480
Depfa Bank PLC
2.28%, 05/03/05 (2)	225,902	223,718

Edison Asset Securitization
1.59%, 12/02/04 (2)	451,803	451,784
2.02%, 12/08/04 (2)	677,705	677,439
2.26%, 05/04/05 (2)	564,754	559,294
Fairway Finance Corp.
2.00%, 12/14/04 (2)	294,377	294,164
2.04%, 12/07/04 (2)	90,492	90,461
Falcon Asset Securitization Corp.
2.04%, 12/14/04 (2)	638,444	637,973
Ford Credit Auto Receivables
1.85%, 01/14/05 (2)	225,902	225,391
2.28%, 04/27/05 (2)	338,853	335,698
Fortis Funding LLC
2.35%, 05/09/05 (2)	632,525	625,960
General Electric Capital Corp.
2.00%, 12/06/04 (2)	338,853	338,758
2.02%, 12/08/04 (2)	677,705	677,439
2.24%, 02/02/05 (2)	1,355,410	1,350,097
Georgetown Funding Co. LLC
2.27%, 01/20/05 (2)	158,131	157,633
GIRO Funding US Corp.
2.20%, 02/08/05 (2)	250,855	249,797
Grampian Funding LLC
2.27%, 02/01/05 (2)	338,853	337,528
Jupiter Securitization Corp.
2.00%, 12/08/04 (2)	363,770	363,628
2.03%, 12/10/04 (2)	192,161	192,064
Liberty Street Funding Corp.
2.00%, 12/07/04 (2)	363,354	363,233
Mortgage Interest Networking Trust
2.24%, 02/01/05 (2)	293,672	292,539
Nationwide Building Society
1.63%, 12/09/04 (2)	374,997	374,861
2.21%, 02/10/05 (2)	451,803	449,834
New Center Asset Trust
2.04%, 12/13/04 (2)	451,803	451,496
2.25%, 02/02/05 (2)	424,695	423,023
Park Avenue Receivables Corp.
2.03%, 12/15/04 (2)	457,275	456,914
Preferred Receivables Funding Corp.
2.03%, 12/09/04 (2)	338,853	338,700
Prudential Funding LLC
1.60%, 12/01/04 (2)	225,902	225,902
Ranger Funding Co. LLC
2.03%, 12/01/04 (2)	330,594	330,594
2.05%, 12/15/04 (2)	173,267	173,129
Solitaire Funding Ltd.
2.28%, 02/02/05 (2)	288,007	286,858
Sydney Capital Corp.
2.25%, 01/18/05 (2)	225,902	225,224
Thames Asset Global Securitization No. 1 Inc.
2.05%, 12/15/04 (2)	231,631	231,446
2.06%, 12/13/04 (2)	41,964	41,935
2.06%, 12/15/04 (2)	249,603	249,403
Thunder Bay Funding Inc.
2.03%, 12/07/04 (2)	108,605	108,568
2.05%, 12/15/04 (2)	444,670	444,315
Tulip Funding Corp.
2.25%, 01/14/05 (2)	225,902	225,281

UBS Finance (Delaware)
1.11%, 12/17/04 (2)	677,705	677,371
Variable Funding Capital Corp.
2.02%, 12/06/04 (2)	225,902	225,838
Windmill Funding Corp.
2.00%, 12/15/04 (2)	203,312	203,153

		17,937,246

FLOATING RATE NOTES—7.97%

American Express Credit Corp.
2.19%, 10/26/05 (2)	903,607	904,016
Bank of Nova Scotia
2.10%, 09/26/05 (2)	112,951	112,910
Beta Finance Inc.
1.97%, 05/04/05 (2) (3)	271,082	271,059
2.07%, 09/23/05 (2) (3)	406,623	406,491
2.07%, 09/27/05 (2) (3)	361,443	361,324
2.14%, 03/15/05 (2) (3)	225,902	225,955
2.22%, 10/27/05 (2) (3)	429,213	429,640
Canadian Imperial Bank of Commerce
2.03%, 09/13/05 (2)	677,705	677,532
2.04%, 12/14/05 (2)	406,623	406,486
2.13%, 10/31/05 (2)	451,803	451,696
Cancara Asset Securitisation LLC
2.06%, 02/15/05 (2)	799,692	799,692
CC USA Inc.
1.97%, 05/04/05 (2) (3)	451,803	451,765
2.06%, 07/29/05 (2) (3)	451,803	451,714
Den Danske Bank NY
2.02%, 08/12/05 (2)	451,803	451,709
2.11%, 08/26/05 (2)	451,803	451,704
2.22%, 10/17/05 (2)	451,803	451,685
Depfa Bank PLC
1.86%, 09/15/05 (2)	451,803	451,803
Dorada Finance Inc.
2.06%, 07/29/05 (2) (3)	374,997	374,923
Fairway Finance LLC
2.05%, 03/14/05 (2)	451,803	451,803
2.10%, 01/20/05 (2)	225,902	225,902
Fifth Third Bancorp
2.11%, 11/23/05 (2) (3)	903,607	903,607
Five Finance Inc.
2.14%, 04/29/05 (2) (3)	361,443	361,428
General Electric Commercial Equipment Financing LLC
2.06%, 11/20/05 (2)	316,262	316,262
HBOS Treasury Services PLC
1.96%, 04/22/05 (2)	451,803	451,803
K2 USA LLC
2.04%, 09/12/05 (2) (3)	451,803	451,733
2.05%, 06/10/05 (2) (3)	451,803	451,775
2.05%, 07/25/05 (2) (3)	225,902	225,872
2.12%, 10/20/05 (2) (3)	451,803	451,817
Links Finance LLC
2.05%, 04/15/05 (2) (3)	451,803	451,770
2.05%, 11/16/05 (2) (3)	225,902	225,858
2.12%, 04/25/05 (2)	451,803	451,922

National City Bank (Ohio)
2.00%, 08/09/05 (2)	451,803	451,710
2.08%, 06/10/05 (2)	225,902	225,939
2.08%, 06/23/05 (2)	451,803	451,728
Nationwide Building Society
1.96%, 10/28/05 (2) (3)	768,066	768,157
Norddeutsche Landesbank
2.04%, 07/27/05 (2)	451,803	451,700
Northern Rock PLC
2.02%, 01/13/05 (2) (3)	429,213	429,213
2.15%, 10/25/05 (2) (3)	903,607	903,607
Permanent Financing PLC
2.04%, 03/10/05 (2)	451,803	451,803
2.05%, 12/10/04 (2)	225,902	225,902
2.07%, 06/10/05 (2)	203,312	203,312
2.08%, 09/12/05 (2)	564,754	564,754
Sigma Finance Inc.
2.09%, 08/17/05 (2)	225,902	225,916
2.09%, 09/15/05 (2)	564,754	564,795
2.22%, 11/28/05 (2) (3)	451,803	452,207
Tango Finance Corp.
2.02%, 04/07/05 (2) (3)	165,812	165,806
2.06%, 01/18/05 (2) (3)	198,794	198,791
2.07%, 09/15/05 (2) (3)	397,587	397,538
2.15%, 07/25/05 (2) (3)	451,803	451,775
2.24%, 05/17/05 (2) (3)	374,997	374,988
2.33%, 02/25/05 (2) (3)	253,010	252,998
Wachovia Asset Securitization Inc.
2.13%, 12/27/04 (2)	677,705	677,705
WhistleJacket Capital LLC
1.84%, 06/15/05 (2) (3)	225,902	225,874
2.06%, 07/15/05 (2) (3)	338,853	338,810
2.06%, 09/15/05 (2)	338,853	338,799
2.06%, 10/14/05 (2) (3)	225,902	225,882
White Pine Finance LLC
1.95%, 11/01/05 (2) (3)	230,420	230,352
1.98%, 07/05/05 (2)	225,902	225,872
2.02%, 07/11/05 (2)	112,951	112,943
2.05%, 04/15/05 (2) (3)	338,853	338,828
2.07%, 06/15/05 (2) (3)	185,239	185,239
2.14%, 03/29/05 (2)	194,276	194,261
2.14%, 08/26/05 (2) (3)	225,902	225,869
2.29%, 05/20/05 (2)	203,312	203,303
Winston Funding Ltd.
2.16%, 01/24/05 (2) (3)	322,588	322,588

		25,612,620

MEDIUM-TERM NOTES—0.44%

CC USA Inc.
1.29%, 04/15/05 (2) (3)	451,803	451,787
1.51%, 02/15/05 (2) (3)	293,672	293,767
Dorada Finance Inc.
1.48%, 01/18/05 (2) (3)	338,853	338,850
K2 USA LLC
1.46%, 01/12/05 (2) (3)	225,902	225,899
WhistleJacket Capital LLC
1.32%, 02/04/05 (2) (3)	112,951	112,947

		1,423,250

MONEY MARKET FUNDS—4.28%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (2) (4)	1,807,214	1,807,214
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (2) (4)	6,770,062	6,770,062
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (2) (4)	4,969,838	4,969,838
BlackRock Temp Cash Money Market Fund (2)	98,750	98,750
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (2)	125,820	125,820

		13,771,684

REPURCHASE AGREEMENTS—3.32%

Goldman Sachs & Co.
2.07%, 12/01/04 (2) (5)	4,518,035	4,518,035
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 11/30/04, due 12/01/04, with a maturity value of $3,900,430 and an effective yield of 1.67%.	3,900,249	3,900,249
Merrill Lynch Government Securities Inc.
2.07%, 12/01/04 (2) (5)	2,259,017	2,259,017

		10,677,301

TIME DEPOSITS—2.59%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (2)	451,803	451,803
1.33%, 02/10/05 (2)	225,902	225,895
1.39%, 02/02/05 (2)	225,902	225,896
1.39%, 04/08/05 (2)	316,262	316,247
Bank of New York
1.60%, 12/03/04 (2)	112,951	112,951
HBOS Treasury Services PLC
1.24%, 04/01/05 (2)	289,154	289,145
National City Bank (Indiana)
1.98%, 12/01/04 (2)	677,705	677,705
National City Bank (Ohio)
1.25%, 01/06/05 (2)	451,803	451,806
Norddeutsche Landesbank
2.11%, 06/07/05 (2)	451,803	451,758
Rabobank Nederland NV NY
2.08%, 12/01/04 (2)	451,803	451,803
Regions Bank (Alabama)
1.98%, 12/01/04 (2)	451,803	451,803
Societe Generale
2.00%, 12/01/04 (2)	677,705	677,705
Toronto-Dominion Bank
1.22%, 03/23/05 (2)	790,656	790,614
1.34%, 02/10/05 (2)	180,721	180,716
1.77%, 05/10/05 (2)	225,902	225,892
1.90%, 05/11/05 (2)	225,902	225,892
2.25%, 01/31/05 (2)	225,902	225,902
2.30%, 05/12/05 (2)	112,951	112,915
2.66%, 11/09/05 (2)	451,803	451,741
UBS Finance (Connecticut)
2.67%, 11/09/05 (2)	180,721	180,705
Washington Mutual Bank
2.05%, 12/14/04 (2)	677,705	677,705
2.27%, 02/02/05 (2)	180,721	180,721
Wells Fargo Bank NA
1.98%, 12/01/04 (2)	271,082	271,082

		8,308,402

U.S. GOVERNMENT AGENCY NOTES—0.51%

Federal Home Loan Bank
1.63%, 04/15/05 (2)	316,262	316,637
Federal Home Loan Mortgage Corp.
1.80%, 01/18/05 (2)	210,089	209,584
1.80%, 01/19/05 (2)	225,902	225,348
2.06%, 05/31/05 (2)	225,238	222,905
Federal National Mortgage Association
2.33%, 07/22/05 (2)	677,705	667,507

		1,641,981

TOTAL SHORT-TERM INVESTMENTS (Cost: $79,372,484)		79,372,484

TOTAL INVESTMENTS IN SECURITIES — 123.09% (Cost: $409,186,208) (6)		395,671,958
Other Assets, Less Liabilities — (23.09%)		(74,220,779)

NET ASSETS — 100.00%		$321,451,179

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(3)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.88% to 7.50% and maturity dates ranging from 09/01/08 to 08/01/42.
(6)	The cost of investments for federal income tax purposes was $409,270,163. Gross unrealized depreciation on securities aggregated $13,598,205.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN TIPS BOND FUND

November 30, 2004

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS—98.83%

U.S. Treasury Inflation Index Bonds
0.88%, 04/15/10	54,510,715	54,035,926
1.88%, 07/15/13	103,309,425	105,553,306
2.00%, 01/15/14	107,301,080	110,228,254
2.00%, 07/15/14	94,676,662	96,940,381
2.38%, 01/15/25	54,917,783	56,980,495
3.00%, 07/15/12	119,749,067	133,150,185
3.38%, 01/15/07	98,718,872	105,189,894
3.38%, 01/15/12	33,455,110	38,006,008
3.38%, 04/15/32	26,830,082	34,097,279
3.50%, 01/15/11	62,790,383	71,324,852
3.63%, 01/15/08	100,846,746	110,484,670
3.63%, 04/15/28	95,926,826	121,564,229
3.88%, 01/15/09	91,701,720	103,159,850
3.88%, 04/15/29	111,303,509	147,419,271
4.25%, 01/15/10	66,742,664	77,586,344

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,343,627,585)		1,365,720,944

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.08%

REPURCHASE AGREEMENTS—0.08%

Investors Bank & Trust Tri-Party Repurchase Agreement, dated 11/30/04, due 12/01/04, with a maturity value of $1,073,765 and an effective yield of 1.67%.	1,073,715	1,073,715

		1,073,715

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,073,715)		1,073,715

TOTAL INVESTMENTS IN SECURITIES — 98.91% (Cost: $1,344,701,300) (1)		1,366,794,659
Other Assets, Less Liabilities — 1.09%		15,121,569

NET ASSETS — 100.00%		$1,381,916,228

(1)	The cost of investments for federal income tax purposes was $1,348,171,701. Net unrealized appreciation aggregated $18,622,958, of which $18,974,727 represented gross unrealized appreciation on securities and $351,769 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN AGGREGATE BOND FUND

November 30, 2004

Security	Principal	Value
CORPORATE BONDS & NOTES—25.21%

AUTO MANUFACTURERS—1.27%
DaimlerChrysler NA Holding Corp.
3.88%, 07/22/08	2,125,000	2,111,154
4.75%, 01/15/08	4,250,000	4,321,508
7.30%, 01/15/12	2,125,000	2,386,673
General Motors Corp.
8.38%, 07/15/33	2,125,000	2,158,816

		10,978,151

BANKS—3.48%
Bank of America Corp.
3.25%, 08/15/08	4,250,000	4,155,647
4.88%, 01/15/13	2,125,000	2,138,766
Bank One Corp.
2.63%, 06/30/08	4,250,000	4,066,609
Credit Suisse First Boston
6.13%, 11/15/11	2,125,000	2,311,104
7.13%, 07/15/32	2,125,000	2,458,735
International Bank for Reconstruction & Development
4.13%, 08/12/09	4,250,000	4,310,883
Wachovia Corp.
3.50%, 08/15/08 (1)	4,250,000	4,196,295
Washington Mutual Inc.
4.00%, 01/15/09	2,125,000	2,107,546
Wells Fargo & Co.
5.00%, 11/15/14 (1)	2,125,000	2,123,786
5.13%, 02/15/07	2,125,000	2,200,543

		30,069,914

COMMERCIAL SERVICES—0.56%
Cendant Corp.
7.38%, 01/15/13	4,250,000	4,862,672

		4,862,672

COMPUTERS—0.50%
Hewlett-Packard Co.
5.50%, 07/01/07	2,125,000	2,220,207
International Business Machines Corp.
4.25%, 09/15/09	2,125,000	2,135,119

		4,355,326

COSMETICS & PERSONAL CARE—0.51%
Procter & Gamble Co.
4.75%, 06/15/07	4,250,000	4,381,578

		4,381,578

DIVERSIFIED FINANCIAL SERVICES—12.28%
American Express Co.
4.88%, 07/15/13	2,125,000	2,124,583
American Express Credit Corp.
3.00%, 05/16/08	2,125,000	2,069,150
American General Finance Corp.
5.38%, 10/01/12	4,250,000	4,355,533
Bear Stearns Companies Inc.
2.88%, 07/02/08	4,250,000	4,089,155
Boeing Capital Corp.
5.80%, 01/15/13 (1)	2,125,000	2,260,968
CIT Group Inc.
7.38%, 04/02/07	4,250,000	4,599,640
Citigroup Inc.
3.50%, 02/01/08	4,250,000	4,219,885
6.00%, 02/21/12	4,250,000	4,623,466
Countrywide Home Loans Inc.
3.25%, 05/21/08	2,125,000	2,069,212
Devon Financing Corp. ULC
6.88%, 09/30/11	2,125,000	2,388,626
Diageo Capital PLC
3.50%, 11/19/07	2,125,000	2,108,132
Ford Motor Credit Co.
5.63%, 10/01/08 (1)	4,250,000	4,322,314
7.00%, 10/01/13 (1)	2,125,000	2,216,014
General Electric Capital Corp.
3.50%, 05/01/08 (1)	6,375,000	6,310,464
6.75%, 03/15/32	2,125,000	2,425,880
General Motors Acceptance Corp.
6.13%, 09/15/06	2,125,000	2,184,899
Goldman Sachs Group Inc.
3.88%, 01/15/09	4,250,000	4,218,983
5.00%, 10/01/14	2,125,000	2,088,109
Household Finance Corp.
4.63%, 01/15/08	2,125,000	2,172,613
6.38%, 11/27/12	4,250,000	4,655,278
International Lease Finance Corp.
5.63%, 06/01/07	4,250,000	4,433,838
John Deere Capital Corp.
7.00%, 03/15/12	2,125,000	2,433,783
JP Morgan Chase & Co.
5.75%, 01/02/13	2,125,000	2,236,036
Lehman Brothers Inc.
4.00%, 01/22/08	6,375,000	6,406,898
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	4,250,000	4,227,377
Morgan Stanley
5.30%, 03/01/13	2,125,000	2,167,920
5.80%, 04/01/07	4,250,000	4,460,628

National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	4,250,000	4,856,458
SLM Corp.
5.38%, 05/15/14	2,125,000	2,172,026
Sprint Capital Corp.
8.38%, 03/15/12	2,125,000	2,570,329
Unilever Capital Corp.
5.90%, 11/15/32	2,125,000	2,175,528
Verizon Global Funding Corp.
7.75%, 12/01/30	2,125,000	2,551,358

		106,195,083

ELECTRIC—0.79%
Pacific Gas & Electric Co.
6.05%, 03/01/34	2,125,000	2,139,866
Progress Energy Inc.
7.10%, 03/01/11	4,250,000	4,721,880

		6,861,746

ENERGY—0.27%
TXU Energy Co.
7.00%, 03/15/13	2,125,000	2,352,994

		2,352,994

FOOD—0.24%
Kraft Foods Inc.
4.00%, 10/01/08	2,125,000	2,116,831

		2,116,831

FOREST PRODUCTS & PAPER—0.28%
Weyerhaeuser Co.
7.38%, 03/15/32	2,125,000	2,448,797

		2,448,797

MEDIA—0.55%
AOL Time Warner Inc.
6.15%, 05/01/07	2,125,000	2,242,961
7.70%, 05/01/32	2,125,000	2,520,860

		4,763,821

MINING—0.27%
Alcoa Inc.
6.00%, 01/15/12	2,125,000	2,296,172

		2,296,172

MISCELLANEOUS - MANUFACTURING—0.27%
Tyco International Group SA
6.38%, 10/15/11	2,125,000	2,332,221

		2,332,221

MULTI-NATIONAL—0.49%
European Investment Bank
3.00%, 06/16/08 (1)	2,125,000	2,098,585
4.63%, 05/15/14	2,125,000	2,148,980

		4,247,565

OIL & GAS—0.54%
ConocoPhillips
5.90%, 10/15/32	2,125,000	2,154,564
Valero Energy Corp.
7.50%, 04/15/32	2,125,000	2,490,292

		4,644,856

PHARMACEUTICALS—0.25%
Bristol-Myers Squibb Co.
4.75%, 10/01/06	2,125,000	2,175,016

		2,175,016

REAL ESTATE—0.23%
EOP Operating LP
4.75%, 03/15/14	2,125,000	2,031,403

		2,031,403

RETAIL—0.51%
Target Corp.
5.88%, 03/01/12	2,125,000	2,294,737
Wal-Mart Stores Inc.
4.55%, 05/01/13	2,125,000	2,115,082

		4,409,819

TELECOMMUNICATIONS—1.32%
AT&T Wireless Services Inc.
7.88%, 03/01/11	4,250,000	4,968,737
BellSouth Corp.
6.00%, 11/15/34	2,125,000	2,079,214
SBC Communications Inc.
5.88%, 02/01/12	2,125,000	2,266,358
Telecom Italia SpA
4.00%, 01/15/10 (2)	2,125,000	2,071,377

		11,385,686

TELEPHONE—0.60%
AT&T Broadband Corp.
8.38%, 03/15/13	4,250,000	5,146,520

		5,146,520

TOTAL CORPORATE BONDS & NOTES (Cost: $218,117,908)		218,056,171

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES—2.80% (8)

Italy (Republic of)
2.75%, 12/15/06	6,375,000	6,313,399
Ontario (Province of)
3.50%, 09/17/07 (1)	4,250,000	4,248,157
5.13%, 07/17/12	2,125,000	2,218,618
Quebec (Province of)
7.50%, 09/15/29	2,125,000	2,710,456
United Mexican States
4.63%, 10/08/08 (1)	4,250,000	4,292,500
6.38%, 01/16/13	4,250,000	4,446,563

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $24,315,998)		24,229,693

Security	Principal	Value
MUNICIPAL DEBT OBLIGATIONS—0.23%

ILLINOIS—0.23%
Illinois State, General Obligations
5.10%, 06/01/33	2,125,000	2,007,785

		2,007,785

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $1,971,797)		2,007,785

Security	Principal	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS—69.48%

MORTGAGE-BACKED SECURITIES—34.39%
Federal Home Loan Mortgage Corp.
4.50%, 12/01/19 (6)	20,315,000	20,162,637
5.00%, 12/01/19 (6)	13,515,000	13,683,937
5.00%, 12/01/34 (6)	19,635,000	19,389,562
5.50%, 12/01/19 (6)	5,695,000	5,869,409
5.50%, 12/01/34 (6)	19,635,000	19,868,166
6.00%, 12/01/19 (6)	4,335,000	4,540,913
6.00%, 12/01/34 (6)	12,240,000	12,622,500
6.50%, 12/01/34 (6)	9,265,000	9,710,878
7.00%, 12/01/34 (6)	3,570,000	3,785,314
Federal National Mortgage Association
4.00%, 12/01/19 (6)	5,100,000	4,954,966
4.50%, 12/01/19 (6)	11,050,000	10,974,031
5.00%, 12/01/19 (6)	15,725,000	15,931,391
5.00%, 12/01/34 (6)	29,325,000	28,921,781
5.50%, 12/01/19 (6)	7,310,000	7,538,438
5.50%, 12/01/34 (6)	37,655,000	38,078,619
6.00%, 12/01/19 (6)	5,525,000	5,785,714
6.00%, 12/01/34 (6)	19,210,000	19,822,319
6.50%, 12/01/19 (6)	1,700,000	1,801,470
6.50%, 12/01/34 (6)	12,580,000	13,197,200
7.00%, 12/01/34 (6)	9,265,000	9,826,691
Government National Mortgage Association
5.00%, 12/01/34 (6)	6,375,000	6,335,156
5.50%, 12/01/34 (6)	10,625,000	10,797,656
6.00%, 12/01/34 (6)	7,905,000	8,171,794
6.50%, 12/01/34 (6)	5,355,000	5,639,484

		297,410,026

U.S. GOVERNMENT AGENCY OBLIGATIONS—11.02%
Federal Home Loan Mortgage Corp.
2.75%, 03/15/08 (1)	20,400,000	19,895,384
4.50%, 01/15/13 (1)	15,555,000	15,517,498
6.25%, 07/15/32 (1)	3,825,000	4,257,147
Federal National Mortgage Association
2.13%, 04/15/06 (1)	8,415,000	8,312,929
2.63%, 11/15/06	36,550,000	36,148,893
7.25%, 01/15/10 (1)	9,775,000	11,203,150

		95,335,001

U.S. GOVERNMENT OBLIGATIONS—24.07%
U.S. Treasury Bonds
6.25%, 05/15/30	3,400,000	3,965,012
7.63%, 02/15/25	16,405,000	21,797,160
8.13%, 08/15/19 (1)	18,105,000	24,357,924
U.S. Treasury Notes
2.75%, 07/31/06 (1)	72,335,000	72,141,867
3.00%, 11/15/07 (1)	11,135,000	11,052,379
4.75%, 05/15/14 (1)	32,895,000	33,894,679
6.00%, 08/15/09 (1)	37,230,000	40,958,584

		208,167,605

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $601,964,649)		600,912,632

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—64.31%

COMMERCIAL PAPER—6.72%

Amsterdam Funding Corp.
2.00%, 12/13/04 (3)	732,397	731,908
2.00%, 12/15/04 (3)	732,397	731,827
2.05%, 12/15/04 (3)	2,197,190	2,195,438
2.25%, 01/04/05 (3)	366,198	365,420
Barton Capital Corp.
2.02%, 12/15/04 (3)	734,022	733,446
Blue Ridge Asset Funding Corp.
2.00%, 12/07/04 (3)	659,157	658,937
2.03%, 12/08/04 (3)	732,397	732,107
Cancara Asset Securitisation LLC
2.25%, 01/05/05 (3)	1,794,401	1,790,475
Corporate Asset Funding
2.21%, 02/07/05 (3)	1,098,595	1,094,019
2.26%, 02/03/05 (3)	1,464,793	1,458,908
CRC Funding LLC
2.21%, 02/07/05 (3)	366,198	364,673
Depfa Bank PLC
2.28%, 05/03/05 (3)	732,397	725,315
Edison Asset Securitization
1.59%, 12/02/04 (3)	1,464,793	1,464,728
2.02%, 12/08/04 (3)	2,197,190	2,196,327
2.26%, 05/04/05 (3)	1,830,991	1,813,290
Fairway Finance Corp.
2.00%, 12/14/04 (3)	954,401	953,711
2.04%, 12/07/04 (3)	293,383	293,284
Falcon Asset Securitization Corp.
2.04%, 12/14/04 (3)	2,069,899	2,068,374
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	732,397	730,740
2.28%, 04/27/05 (3)	1,098,595	1,088,367
Fortis Funding LLC
2.35%, 05/09/05 (3)	2,050,710	2,029,426
General Electric Capital Corp.
2.00%, 12/06/04 (3)	1,098,595	1,098,290
2.02%, 12/08/04 (3)	2,197,190	2,196,327
2.24%, 02/02/05 (3)	4,394,379	4,377,153
Georgetown Funding Co. LLC
2.27%, 01/20/05 (3)	512,678	511,061
GIRO Funding US Corp.
2.20%, 02/08/05 (3)	813,297	809,868
Grampian Funding LLC
2.27%, 02/01/05 (3)	1,098,595	1,094,300
Jupiter Securitization Corp.
2.00%, 12/08/04 (3)	1,179,378	1,178,919
2.03%, 12/10/04 (3)	623,006	622,690
Liberty Street Funding Corp.
2.00%, 12/07/04 (3)	1,178,030	1,177,638

Mortgage Interest Networking Trust
2.24%, 02/01/05 (3)	952,115	948,442
Nationwide Building Society
1.63%, 12/09/04 (3)	1,215,778	1,215,338
2.21%, 02/10/05 (3)	1,464,793	1,458,409
New Center Asset Trust
2.04%, 12/13/04 (3)	1,464,793	1,463,797
2.25%, 02/02/05 (3)	1,376,905	1,371,484
Park Avenue Receivables Corp.
2.03%, 12/15/04 (3)	1,482,532	1,481,361
Preferred Receivables Funding Corp.
2.03%, 12/09/04 (3)	1,098,595	1,098,099
Prudential Funding LLC
1.60%, 12/01/04 (3)	732,397	732,397
Ranger Funding Co. LLC
2.03%, 12/01/04 (3)	1,071,818	1,071,818
2.05%, 12/15/04 (3)	561,748	561,300
Solitaire Funding Ltd.
2.28%, 02/02/05 (3)	933,747	930,021
Sydney Capital Corp.
2.25%, 01/18/05 (3)	732,397	730,199
Thames Asset Global Securitization No. 1 Inc.
2.05%, 12/15/04 (3)	750,970	750,371
2.06%, 12/13/04 (3)	136,050	135,957
2.06%, 12/15/04 (3)	809,240	808,591
Thunder Bay Funding Inc.
2.03%, 12/07/04 (3)	352,107	351,988
2.05%, 12/15/04 (3)	1,441,664	1,440,515
Tulip Funding Corp.
2.25%, 01/14/05 (3)	732,397	730,382
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	2,197,190	2,196,106
Variable Funding Capital Corp.
2.02%, 12/06/04 (3)	732,397	732,191
Windmill Funding Corp.
2.00%, 12/15/04 (3)	659,157	658,644

		58,154,376

FLOATING RATE NOTES—9.60%

American Express Credit Corp.
2.19%, 10/26/05 (3)	2,929,586	2,930,909
Bank of Nova Scotia
2.10%, 09/26/05 (3)	366,198	366,065
Beta Finance Inc.
1.97%, 05/04/05 (2) (3)	878,876	878,802
2.07%, 09/23/05 (2) (3)	1,318,314	1,317,886
2.07%, 09/27/05 (2) (3)	1,171,834	1,171,449
2.14%, 03/15/05 (2) (3)	732,397	732,567
2.22%, 10/27/05 (2) (3)	1,391,553	1,392,938
Canadian Imperial Bank of Commerce
2.03%, 09/13/05 (3)	2,197,190	2,196,628
2.04%, 12/14/05 (3)	1,318,314	1,317,870
2.13%, 10/31/05 (3)	1,464,793	1,464,446
Cancara Asset Securitisation LLC
2.06%, 02/15/05 (3)	2,592,684	2,592,684
CC USA Inc.
1.97%, 05/04/05 (2) (3)	1,464,793	1,464,669
2.06%, 07/29/05 (2) (3)	1,464,793	1,464,503

Den Danske Bank NY
2.02%, 08/12/05 (3)	1,464,793	1,464,487
2.11%, 08/26/05 (3)	1,464,793	1,464,470
2.22%, 10/17/05 (3)	1,464,793	1,464,410
Depfa Bank PLC
1.86%, 09/15/05 (3)	1,464,793	1,464,793
Dorada Finance Inc.
2.06%, 07/29/05 (2) (3)	1,215,778	1,215,538
Fairway Finance LLC
2.05%, 03/14/05 (3)	1,464,793	1,464,793
2.10%, 01/20/05 (3)	732,397	732,397
Fifth Third Bancorp
2.11%, 11/23/05 (2) (3)	2,929,586	2,929,586
Five Finance Inc.
2.14%, 04/29/05 (2) (3)	1,171,834	1,171,787
General Electric Commercial Equipment Financing LLC
2.06%, 11/20/05 (3)	1,025,355	1,025,355
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	1,464,793	1,464,793
K2 USA LLC
2.04%, 09/12/05 (2) (3)	1,464,793	1,464,566
2.05%, 06/10/05 (2) (3)	1,464,793	1,464,699
2.05%, 07/25/05 (2) (3)	732,397	732,302
2.12%, 10/20/05 (2) (3)	1,464,793	1,464,837
Links Finance LLC
2.05%, 04/15/05 (2) (3)	1,464,793	1,464,685
2.05%, 11/16/05 (2) (3)	732,397	732,256
2.12%, 04/25/05 (3)	1,464,793	1,465,175
National City Bank (Ohio)
2.00%, 08/09/05 (3)	1,464,793	1,464,491
2.08%, 06/10/05 (3)	732,397	732,517
2.08%, 06/23/05 (3)	1,464,793	1,464,547
Nationwide Building Society
1.96%, 10/28/05 (2) (3)	2,490,148	2,490,442
Norddeutsche Landesbank
2.04%, 07/27/05 (3)	1,464,793	1,464,457
Northern Rock PLC
2.02%, 01/13/05 (2) (3)	1,391,553	1,391,553
2.15%, 10/25/05 (2) (3)	2,929,586	2,929,586
Permanent Financing PLC
2.04%, 03/10/05 (3)	1,464,793	1,464,793
2.05%, 12/10/04 (3)	732,397	732,397
2.07%, 06/10/05 (3)	659,157	659,157
2.08%, 09/12/05 (3)	1,830,991	1,830,991
Sigma Finance Inc.
2.09%, 08/17/05 (3)	732,397	732,442
2.09%, 09/15/05 (3)	1,830,991	1,831,124
2.22%, 11/28/05 (2) (3)	1,464,793	1,466,101
Tango Finance Corp.
2.02%, 04/07/05 (2) (3)	537,579	537,560
2.06%, 01/18/05 (2) (3)	644,509	644,500
2.07%, 09/15/05 (2) (3)	1,289,018	1,288,858
2.15%, 07/25/05 (2) (3)	1,464,793	1,464,698
2.24%, 05/17/05 (2) (3)	1,215,778	1,215,750
2.33%, 02/25/05 (2) (3)	820,284	820,246
Wachovia Asset Securitization Inc.
2.13%, 12/27/04 (3)	2,197,190	2,197,190
WhistleJacket Capital LLC
1.84%, 06/15/05 (2) (3)	732,397	732,306
2.06%, 07/15/05 (2) (3)	1,098,595	1,098,456
2.06%, 09/15/05 (3)	1,098,595	1,098,421
2.06%, 10/14/05 (2) (3)	732,397	732,333

White Pine Finance LLC
1.95%, 11/01/05 (2) (3)	747,044	746,824
1.98%, 07/05/05 (3)	732,397	732,302
2.02%, 07/11/05 (3)	366,198	366,173
2.05%, 04/15/05 (2) (3)	1,098,595	1,098,514
2.07%, 06/15/05 (2) (3)	600,565	600,565
2.14%, 03/29/05 (3)	629,861	629,815
2.14%, 08/26/05 (2) (3)	732,397	732,289
2.29%, 05/20/05 (3)	659,157	659,126
Winston Funding Ltd.
2.16%, 01/24/05 (2) (3)	1,045,862	1,045,862

		83,038,731

MEDIUM-TERM NOTES—0.53%

CC USA Inc.
1.29%, 04/15/05 (2) (3)	1,464,793	1,464,739
1.51%, 02/15/05 (2) (3)	952,115	952,424
Dorada Finance Inc.
1.48%, 01/18/05 (2) (3)	1,098,595	1,098,588
K2 USA LLC
1.46%, 01/12/05 (2) (3)	732,397	732,389
WhistleJacket Capital LLC
1.32%, 02/04/05 (2) (3)	366,198	366,185

		4,614,325

MONEY MARKET FUNDS—30.17%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (4)	5,859,172	5,859,172
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (4)	21,949,232	21,949,232
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (4)	232,415,481	232,415,481
BlackRock Temp Cash Money Market Fund (3)	320,158	320,158
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	407,920	407,920

		260,951,963

REPURCHASE AGREEMENTS—13.56%

Goldman Sachs & Co.
2.07%, 12/01/04 (3) (5)	14,647,930	14,647,930
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 11/30/04, due 12/01/04, with a maturity value of $95,273,656 and an effective yield of 1.67%.	95,269,237	95,269,237
Merrill Lynch Government Securities Inc.
2.07%, 12/01/04 (3) (5)	7,323,965	7,323,965

		117,241,132

TIME DEPOSITS—3.11%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	1,464,793	1,464,793
1.33%, 02/10/05 (3)	732,397	732,375
1.39%, 02/02/05 (3)	732,397	732,378
1.39%, 04/08/05 (3)	1,025,355	1,025,297
Bank of New York
1.60%, 12/03/04 (3)	366,198	366,197

HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	937,468	937,436
National City Bank (Indiana)
1.98%, 12/01/04 (3)	2,197,190	2,197,190
National City Bank (Ohio)
1.25%, 01/06/05 (3)	1,464,793	1,464,800
Norddeutsche Landesbank
2.11%, 06/07/05 (3)	1,464,793	1,464,643
Rabobank Nederland NV NY
2.08%, 12/01/04 (3)	1,464,793	1,464,793
Regions Bank (Alabama)
1.98%, 12/01/04 (3)	1,464,793	1,464,793
Societe Generale
2.00%, 12/01/04 (3)	2,197,190	2,197,190
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	2,563,388	2,563,250
1.34%, 02/10/05 (3)	585,917	585,900
1.77%, 05/10/05 (3)	732,397	732,365
1.90%, 05/11/05 (3)	732,397	732,364
2.25%, 01/31/05 (3)	732,397	732,397
2.30%, 05/12/05 (3)	366,198	366,084
2.66%, 11/09/05 (3)	1,464,793	1,464,590
UBS Finance (Connecticut)
2.67%, 11/09/05 (3)	585,917	585,863
Washington Mutual Bank
2.05%, 12/14/04 (3)	2,197,190	2,197,190
2.27%, 02/02/05 (3)	585,917	585,918
Wells Fargo Bank NA
1.98%, 12/01/04 (3)	878,876	878,876

		26,936,682

U.S. GOVERNMENT AGENCY NOTES—0.62%

Federal Home Loan Bank
1.63%, 04/15/05 (3)	1,025,355	1,026,570
Federal Home Loan Mortgage Corp.
1.80%, 01/18/05 (3)	681,129	679,494
1.80%, 01/19/05 (3)	732,397	730,602
2.06%, 05/31/05 (3)	730,243	722,680
Federal National Mortgage Association
2.33%, 07/22/05 (3)	2,197,190	2,164,127

		5,323,473

TOTAL SHORT-TERM INVESTMENTS (Cost: $556,261,663)		556,260,682

TOTAL INVESTMENTS IN SECURITIES — 162.03% (Cost: $1,402,632,015) (7)		1,401,466,963
Other Assets, Less Liabilities — (62.03%)		(536,522,600)

NET ASSETS — 100.00%		$864,944,363

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.88% to 7.50% and maturity dates ranging from 09/01/08 to 08/01/42.
(6)	To-be-announced. (TBA) See Note 1.
(7)	The cost of investments for federal income tax purposes was $1,403,066,124. Net unrealized depreciation aggregated $1,599,161, of which $1,371,757 represented gross unrealized appreciation on securities and $2,970,918 represented gross unrealized depreciation on securities.
(8)	Investments are denominated in U.S. dollars.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GS $ INVESTOP CORPORATE BOND FUND

November 30, 2004

Security	Principal	Value
CORPORATE BONDS & NOTES—98.39%

AUTO MANUFACTURERS—4.85%
DaimlerChrysler NA Holding Corp.
3.88%, 07/22/08	23,730,000	23,603,519
4.75%, 01/15/08	23,730,000	24,153,106
5.25%, 07/22/13 (1)	23,730,000	24,108,849
6.50%, 11/15/13	23,730,000	25,312,791
General Motors Corp.
8.38%, 07/15/33 (1)	23,730,000	24,200,685

		121,378,950

BANKS—14.15%
Bank of America Corp.
3.25%, 08/15/08	23,730,000	23,208,059
5.38%, 06/15/14 (1)	23,730,000	24,472,274
Bank One Corp.
2.63%, 06/30/08	24,860,000	23,800,964
BB&T Corp.
5.20%, 12/23/15	23,730,000	23,909,992
Credit Suisse First Boston
4.70%, 06/01/09	23,730,000	24,188,938
5.13%, 01/15/14 (1)	23,730,000	23,902,280
HSBC Bank USA Inc.
3.88%, 09/15/09	23,730,000	23,394,932
5.88%, 11/01/34	23,730,000	23,356,964
Popular North America Inc.
3.88%, 10/01/08	23,730,000	23,505,870
Wachovia Corp.
3.63%, 02/17/09	23,730,000	23,321,844
5.25%, 08/01/14 (1)	23,730,000	24,061,983
Washington Mutual Inc.
4.00%, 01/15/09	23,730,000	23,522,244
4.63%, 04/01/14	23,730,000	22,421,172
Wells Fargo & Co.
3.13%, 04/01/09 (1)	23,730,000	22,908,823
4.95%, 10/16/13	23,730,000	23,840,344

		353,816,683

BEVERAGES—0.96%
Diageo Finance BV
3.88%, 04/01/11	24,860,000	23,990,273

		23,990,273

CHEMICALS—1.91%
E.I. Du Pont de Nemours and Co.
4.13%, 04/30/10 (1)	23,730,000	23,831,683
4.88%, 04/30/14	23,730,000	23,944,875

		47,776,558

COMMERCIAL SERVICES—1.01%
Cendant Corp.
6.25%, 01/15/08	23,730,000	25,287,281

		25,287,281

COSMETICS & PERSONAL CARE—2.88%
Procter & Gamble Co.
3.50%, 12/15/08	23,730,000	23,463,275
4.95%, 08/15/14	23,730,000	24,031,015
5.80%, 08/15/34	23,730,000	24,417,933

		71,912,223

DIVERSIFIED FINANCIAL SERVICES—40.20%
American Express Co.
4.88%, 07/15/13	23,730,000	23,746,967
American Express Credit Corp.
3.00%, 05/16/08	23,730,000	23,088,578
American General Finance Corp.
5.38%, 10/01/12	23,730,000	24,401,084
Bear Stearns Companies Inc.
2.88%, 07/02/08	23,730,000	22,867,889
5.70%, 11/15/14 (1)	23,730,000	24,925,992
Boeing Capital Corp.
4.75%, 08/25/08	23,730,000	24,461,240
5.80%, 01/15/13 (1)	23,730,000	25,285,383
Capital One Bank
5.13%, 02/15/14	23,730,000	23,405,136
5.75%, 09/15/10	23,730,000	24,951,383
CIT Group Inc.
4.75%, 12/15/10 (1)	23,730,000	23,988,894
5.00%, 02/13/14 (1)	23,730,000	23,420,561
Citigroup Inc.
3.50%, 02/01/08 (1)	23,730,000	23,572,789
5.13%, 05/05/14	23,730,000	24,022,710
6.00%, 10/31/33	23,730,000	23,947,129
Countrywide Home Loans Inc.
4.00%, 03/22/11	24,860,000	23,864,357
Devon Financing Corp. ULC
6.88%, 09/30/11	23,730,000	26,676,317
Ford Motor Credit Co.
5.63%, 10/01/08 (1)	23,730,000	24,170,429
7.00%, 10/01/13 (1)	23,730,000	24,767,120
General Electric Capital Corp.
3.75%, 12/15/09	24,860,000	24,354,596
5.00%, 02/01/13	23,730,000	24,063,525
6.75%, 03/15/32	23,730,000	27,144,510
General Motors Acceptance Corp.
5.63%, 05/15/09 (1)	23,730,000	23,648,132
6.75%, 12/01/14	24,860,000	24,520,537
Household Finance Corp.
4.75%, 07/15/13 (1)	23,730,000	23,229,890
6.38%, 11/27/12	23,730,000	26,037,624
International Lease Finance Corp.
3.50%, 04/01/09	23,730,000	22,983,810
John Deere Capital Corp.
3.90%, 01/15/08	23,730,000	23,827,412
7.00%, 03/15/12	23,730,000	27,228,158
JP Morgan Chase & Co.
3.50%, 03/15/09	23,730,000	23,162,972
5.13%, 09/15/14	23,730,000	23,621,673
Lehman Brothers Holdings Inc.
4.80%, 03/13/14 (1)	23,730,000	23,226,093

Lehman Brothers Inc.
4.00%, 01/22/08	24,860,000	24,995,363
Merrill Lynch & Co. Inc.
4.13%, 09/10/09	23,730,000	23,588,807
5.45%, 07/15/14	23,730,000	24,337,369
Morgan Stanley
4.00%, 01/15/10	24,860,000	24,430,916
4.75%, 04/01/14	23,730,000	22,931,604

National Rural Utilities Cooperative Finance Corp.
5.75%, 08/28/09	23,730,000	25,248,127
Sprint Capital Corp.
8.75%, 03/15/32	23,730,000	30,679,805
Toyota Motor Credit Corp.
4.35%, 12/15/10	23,730,000	24,106,121
Verizon Global Funding Corp.
4.00%, 01/15/08	23,730,000	23,861,939
7.75%, 12/01/30	23,730,000	28,508,866

		1,005,301,807

ENERGY—1.05%
TXU Energy Co.
7.00%, 03/15/13 (1)	23,730,000	26,313,129

		26,313,129

FOOD—0.94%
Kraft Foods Inc.
4.13%, 11/12/09	23,730,000	23,491,751

		23,491,751

FOREST PRODUCTS & PAPER—4.09%
International Paper Co.
4.00%, 04/01/10 (1)	23,730,000	23,059,509
5.85%, 10/30/12	23,730,000	25,026,726
Weyerhaeuser Co.
6.75%, 03/15/12	23,730,000	26,661,604
7.38%, 03/15/32	23,730,000	27,555,276

		102,303,115

LODGING—0.98%
Harrah’s Operating Co. Inc.
5.50%, 07/01/10	23,730,000	24,386,135

		24,386,135

MEDIA—2.13%
AOL Time Warner Inc.
7.70%, 05/01/32	23,730,000	28,133,695
Comcast Corp.
5.85%, 01/15/10 (1)	23,730,000	25,247,415

		53,381,110

OIL & GAS—4.16%
Conoco Funding Co.
6.35%, 10/15/11	23,730,000	26,320,604
ConocoPhillips
4.75%, 10/15/12	23,730,000	23,924,111
5.90%, 10/15/32 (1)	23,730,000	24,126,884
Devon Energy Corp.
7.95%, 04/15/32	23,730,000	29,616,464

		103,988,063

PHARMACEUTICALS—2.91%
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	24,860,000	24,007,302
Wyeth
5.50%, 02/01/14	23,730,000	24,217,652
6.50%, 02/01/34 (1)	23,730,000	24,623,435

		72,848,389

REAL ESTATE—1.85%
EOP Operating LP
4.65%, 10/01/10	23,730,000	23,512,871
4.75%, 03/15/14 (1)	23,730,000	22,749,120

		46,261,991

RETAIL—2.93%
Target Corp.
5.38%, 06/15/09	23,730,000	25,037,048
Wal-Mart Stores Inc.
4.13%, 02/15/11	24,860,000	24,648,814
4.55%, 05/01/13 (1)	23,730,000	23,624,283

		73,310,145

TELECOMMUNICATIONS—8.04%
AT&T Wireless Services Inc.
7.88%, 03/01/11	23,730,000	27,779,287
BellSouth Corp.
4.20%, 09/15/09	23,730,000	23,644,216
5.20%, 09/15/14	23,730,000	23,765,832
6.55%, 06/15/34	23,730,000	24,904,991
France Telecom
8.50%, 03/01/11	23,730,000	28,164,425
SBC Communications Inc.
4.13%, 09/15/09	23,730,000	23,534,702
5.10%, 09/15/14	24,860,000	24,641,729
6.45%, 06/15/34	23,730,000	24,519,497

		200,954,679

TELEPHONE—3.35%
AT&T Broadband Corp.
8.38%, 03/15/13	23,730,000	28,747,471
9.46%, 11/15/22	23,730,000	32,077,028
Verizon Virginia Inc.
4.63%, 03/15/13	23,730,000	22,898,382

		83,722,881

TOTAL CORPORATE BONDS & NOTES (Cost: $2,444,677,262)		2,460,425,163

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—10.06%

COMMERCIAL PAPER—2.32%

Amsterdam Funding Corp.
2.00%, 12/13/04 (2)	729,027	728,541
2.00%, 12/15/04 (2)	729,027	728,460
2.05%, 12/15/04 (2)	2,187,081	2,185,338
2.25%, 01/04/05 (2)	364,514	363,739

Barton Capital Corp.
2.02%, 12/15/04 (2)	730,646	730,072
Blue Ridge Asset Funding Corp.
2.00%, 12/07/04 (2)	656,124	655,906
2.03%, 12/08/04 (2)	729,027	728,740
Cancara Asset Securitisation LLC
2.25%, 01/05/05 (2)	1,786,146	1,782,239
Corporate Asset Funding
2.21%, 02/07/05 (2)	1,093,541	1,088,986
2.26%, 02/03/05 (2)	1,458,054	1,452,196
CRC Funding LLC
2.21%, 02/07/05 (2)	364,514	362,995
Depfa Bank PLC
2.28%, 05/03/05 (2)	729,027	721,978
Edison Asset Securitization
1.59%, 12/02/04 (2)	1,458,054	1,457,990
2.02%, 12/08/04 (2)	2,187,081	2,186,222
2.26%, 05/04/05 (2)	1,822,568	1,804,948
Fairway Finance Corp.
2.00%, 12/14/04 (2)	950,010	949,324
2.04%, 12/07/04 (2)	292,034	291,934
Falcon Asset Securitization Corp.
2.04%, 12/14/04 (2)	2,060,377	2,058,859
Ford Credit Auto Receivables
1.85%, 01/14/05 (2)	729,027	727,379
2.28%, 04/27/05 (2)	1,093,541	1,083,360
Fortis Funding LLC
2.35%, 05/09/05 (2)	2,041,276	2,020,089
General Electric Capital Corp.
2.00%, 12/06/04 (2)	1,093,541	1,093,237
2.02%, 12/08/04 (2)	2,187,081	2,186,222
2.24%, 02/02/05 (2)	4,374,163	4,357,016
Georgetown Funding Co. LLC
2.27%, 01/20/05 (2)	510,319	508,710
GIRO Funding US Corp.
2.20%, 02/08/05 (2)	809,556	806,142
Grampian Funding LLC
2.27%, 02/01/05 (2)	1,093,541	1,089,266
Jupiter Securitization Corp.
2.00%, 12/08/04 (2)	1,173,952	1,173,496
2.03%, 12/10/04 (2)	620,140	619,825
Liberty Street Funding Corp.
2.00%, 12/07/04 (2)	1,172,611	1,172,220
Mortgage Interest Networking Trust
2.24%, 02/01/05 (2)	947,735	944,079
Nationwide Building Society
1.63%, 12/09/04 (2)	1,210,185	1,209,747
2.21%, 02/10/05 (2)	1,458,054	1,451,699
New Center Asset Trust
2.04%, 12/13/04 (2)	1,458,054	1,457,063
2.25%, 02/02/05 (2)	1,370,571	1,365,174
Park Avenue Receivables Corp.
2.03%, 12/15/04 (2)	1,475,711	1,474,546
Preferred Receivables Funding Corp.
2.03%, 12/09/04 (2)	1,093,541	1,093,047
Prudential Funding LLC
1.60%, 12/01/04 (2)	729,027	729,027
Ranger Funding Co. LLC
2.03%, 12/01/04 (2)	1,066,888	1,066,888
2.05%, 12/15/04 (2)	559,164	558,718

Solitaire Funding Ltd.
2.28%, 02/02/05 (2)	929,451	925,743
Sydney Capital Corp.
2.25%, 01/18/05 (2)	729,027	726,840
Thames Asset Global Securitization No. 1 Inc.
2.05%, 12/15/04 (2)	747,515	746,919
2.06%, 12/13/04 (2)	135,424	135,331
2.06%, 12/15/04 (2)	805,517	804,871
Thunder Bay Funding Inc.
2.03%, 12/07/04 (2)	350,487	350,369
2.05%, 12/15/04 (2)	1,435,032	1,433,888
Tulip Funding Corp.
2.25%, 01/14/05 (2)	729,027	727,022
UBS Finance (Delaware)
1.11%, 12/17/04 (2)	2,187,081	2,186,003
Variable Funding Capital Corp.
2.02%, 12/06/04 (2)	729,027	728,823
Windmill Funding Corp.
2.00%, 12/15/04 (2)	656,124	655,614

		57,886,840

FLOATING RATE NOTES—3.31%

American Express Credit Corp.
2.19%, 10/26/05 (2)	2,916,109	2,917,426
Bank of Nova Scotia
2.10%, 09/26/05 (2)	364,514	364,381
Beta Finance Inc.
1.97%, 05/04/05 (2) (3)	874,833	874,759
2.07%, 09/23/05 (2) (3)	1,312,249	1,311,823
2.07%, 09/27/05 (2) (3)	1,166,443	1,166,060
2.14%, 03/15/05 (2) (3)	729,027	729,197
2.22%, 10/27/05 (2) (3)	1,385,152	1,386,530
Canadian Imperial Bank of Commerce
2.03%, 09/13/05 (2)	2,187,081	2,186,522
2.04%, 12/14/05 (2)	1,312,249	1,311,807
2.13%, 10/31/05 (2)	1,458,054	1,457,709
Cancara Asset Securitisation LLC
2.06%, 02/15/05 (2)	2,580,756	2,580,756
CC USA Inc.
1.97%, 05/04/05 (2) (3)	1,458,054	1,457,931
2.06%, 07/29/05 (2) (3)	1,458,054	1,457,766
Den Danske Bank NY
2.02%, 08/12/05 (2)	1,458,054	1,457,750
2.11%, 08/26/05 (2)	1,458,054	1,457,733
2.22%, 10/17/05 (2)	1,458,054	1,457,673
Depfa Bank PLC
1.86%, 09/15/05 (2)	1,458,054	1,458,054
Dorada Finance Inc.
2.06%, 07/29/05 (2) (3)	1,210,185	1,209,946
Fairway Finance LLC
2.05%, 03/14/05 (2)	1,458,054	1,458,054
2.10%, 01/20/05 (2)	729,027	729,027
Fifth Third Bancorp
2.11%, 11/23/05 (2) (3)	2,916,109	2,916,109
Five Finance Inc.
2.14%, 04/29/05 (2) (3)	1,166,443	1,166,396
General Electric Commercial Equipment Financing LLC
2.06%, 11/20/05 (2)	1,020,638	1,020,638
HBOS Treasury Services PLC
1.96%, 04/22/05 (2)	1,458,054	1,458,054

K2 USA LLC
2.04%, 09/12/05 (2) (3)	1,458,054	1,457,828
2.05%, 06/10/05 (2) (3)	1,458,054	1,457,961
2.05%, 07/25/05 (2) (3)	729,027	728,933
2.12%, 10/20/05 (2) (3)	1,458,054	1,458,098
Links Finance LLC
2.05%, 04/15/05 (2) (3)	1,458,054	1,457,946
2.05%, 11/16/05 (2) (3)	729,027	728,887
2.12%, 04/25/05 (2)	1,458,054	1,458,435
National City Bank (Ohio)
2.00%, 08/09/05 (2)	1,458,054	1,457,754
2.08%, 06/10/05 (2)	729,027	729,147
2.08%, 06/23/05 (2)	1,458,054	1,457,810
Nationwide Building Society
1.96%, 10/28/05 (2) (3)	2,478,692	2,478,985
Norddeutsche Landesbank
2.04%, 07/27/05 (2)	1,458,054	1,457,720
Northern Rock PLC
2.02%, 01/13/05 (2) (3)	1,385,152	1,385,152
2.15%, 10/25/05 (2) (3)	2,916,109	2,916,109
Permanent Financing PLC
2.04%, 03/10/05 (2)	1,458,054	1,458,054
2.05%, 12/10/04 (2)	729,027	729,027
2.07%, 06/10/05 (2)	656,124	656,124
2.08%, 09/12/05 (2)	1,822,568	1,822,568
Sigma Finance Inc.
2.09%, 08/17/05 (2)	729,027	729,073
2.09%, 09/15/05 (2)	1,822,568	1,822,700
2.22%, 11/28/05 (2) (3)	1,458,054	1,459,357
Tango Finance Corp.
2.02%, 04/07/05 (2) (3)	535,106	535,087
2.06%, 01/18/05 (2) (3)	641,544	641,535
2.07%, 09/15/05 (2) (3)	1,283,088	1,282,928
2.15%, 07/25/05 (2) (3)	1,458,054	1,457,960
2.24%, 05/17/05 (2) (3)	1,210,185	1,210,158
2.33%, 02/25/05 (2) (3)	816,510	816,472
Wachovia Asset Securitization Inc.
2.13%, 12/27/04 (2)	2,187,081	2,187,081
WhistleJacket Capital LLC
1.84%, 06/15/05 (2) (3)	729,027	728,938
2.06%, 07/15/05 (2) (3)	1,093,541	1,093,403
2.06%, 09/15/05 (2)	1,093,541	1,093,368
2.06%, 10/14/05 (2) (3)	729,027	728,964
White Pine Finance LLC
1.95%, 11/01/05 (2) (3)	743,608	743,388
1.98%, 07/05/05 (2)	729,027	728,933
2.02%, 07/11/05 (2)	364,514	364,489
2.05%, 04/15/05 (2) (3)	1,093,541	1,093,460
2.07%, 06/15/05 (2) (3)	597,802	597,802
2.14%, 03/29/05 (2)	626,963	626,918
2.14%, 08/26/05 (2) (3)	729,027	728,920
2.29%, 05/20/05 (2)	656,124	656,094
Winston Funding Ltd.
2.16%, 01/24/05 (2) (3)	1,041,051	1,041,051

		82,656,718

MEDIUM-TERM NOTES—0.18%

CC USA Inc.
1.29%, 04/15/05 (2) (3)	1,458,054	1,458,000
1.51%, 02/15/05 (2) (3)	947,735	948,042

Dorada Finance Inc.
1.48%, 01/18/05 (2) (3)	1,093,541	1,093,534
K2 USA LLC
1.46%, 01/12/05 (2) (3)	729,027	729,019
WhistleJacket Capital LLC
1.32%, 02/04/05 (2) (3)	364,514	364,501

		4,593,096

MONEY MARKET FUNDS—1.78%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (2) (4)	5,832,217	5,832,217
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (2) (4)	21,848,256	21,848,256
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (2) (4)	16,038,598	16,038,598
BlackRock Temp Cash Money Market Fund (2)	318,685	318,685
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (2)	406,043	406,043

		44,443,799

REPURCHASE AGREEMENTS—1.19%

Goldman Sachs & Co.
2.07%, 12/01/04 (2) (5)	14,580,543	14,580,543
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 11/30/04, due 12/31/04, with a maturity value of $7,948,106 and an effective yield of 1.67%.	7,947,737	7,947,737
Merrill Lynch Government Securities Inc.
2.07%, 12/01/04 (2) (5)	7,290,272	7,290,272

		29,818,552

TIME DEPOSITS—1.07%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (2)	1,458,054	1,458,054
1.33%, 02/10/05 (2)	729,027	729,008
1.39%, 02/02/05 (2)	729,027	729,008
1.39%, 04/08/05 (2)	1,020,638	1,020,584
Bank of New York
1.60%, 12/03/04 (2)	364,514	364,513
HBOS Treasury Services PLC
1.24%, 04/01/05 (2)	933,155	933,124
National City Bank (Indiana)
1.98%, 12/01/04 (2)	2,187,081	2,187,081
National City Bank (Ohio)
1.25%, 01/06/05 (2)	1,458,054	1,458,061
Norddeutsche Landesbank
2.11%, 06/07/05 (2)	1,458,054	1,457,905
Rabobank Nederland NV NY
2.08%, 12/01/04 (2)	1,458,054	1,458,054
Regions Bank (Alabama)
1.98%, 12/01/04 (2)	1,458,054	1,458,054
Societe Generale
2.00%, 12/01/04 (2)	2,187,081	2,187,081
Toronto-Dominion Bank
1.22%, 03/23/05 (2)	2,551,595	2,551,458
1.34%, 02/10/05 (2)	583,222	583,205
1.77%, 05/10/05 (2)	729,027	728,995
1.90%, 05/11/05 (2)	729,027	728,995

2.25%, 01/31/05 (2)	729,027	729,027
2.30%, 05/12/05 (2)	364,514	364,399
2.66%, 11/09/05 (2)	1,458,054	1,457,851
UBS Finance (Connecticut)
2.67%, 11/09/05 (2)	583,222	583,168
Washington Mutual Bank
2.05%, 12/14/04 (2)	2,187,081	2,187,081
2.27%, 02/02/05 (2)	583,222	583,222
Wells Fargo Bank NA
1.98%, 12/01/04 (2)	874,833	874,833

		26,812,761

U.S. GOVERNMENT AGENCY NOTES—0.21%

Federal Home Loan Bank
1.63%, 04/15/05 (2)	1,020,638	1,021,847
Federal Home Loan Mortgage Corp.
1.80%, 01/18/05 (2)	677,995	676,368
1.80%, 01/19/05 (2)	729,027	727,241
2.06%, 05/31/05 (2)	726,884	719,355
Federal National Mortgage Association
2.33%, 07/22/05 (2)	2,187,081	2,154,170

		5,298,981

TOTAL SHORT-TERM INVESTMENTS (Cost: $251,510,747)		251,510,747

TOTAL INVESTMENTS IN SECURITIES — 108.45% (Cost: $2,696,188,009) (6)		2,711,935,910
Other Assets, Less Liabilities — (8.45%)		(211,394,728)

NET ASSETS — 100.00%		$2,500,541,182

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(3)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.88% to 7.50% and maturity dates ranging from 09/01/08 to 08/01/42.
(6)	The cost of investments for federal income tax purposes was $2,696,268,435. Net unrealized appreciation aggregated $15,667,475, of which $34,495,945 represented gross unrealized appreciation on securities and $18,828,470 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Notes to the Schedules of Investments (Unaudited)

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of November 30, 2004, the Trust offered 73 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund, iShares Lehman TIPS Bond Fund, iShares Lehman Aggregate Bond Fund and the iShares GS $ InvesTop™ Corporate Bond Fund (each a “Fund,” collectively the “Funds”).

SECURITY VALUATION

Fixed income securities are valued using the latest quoted bid price or using valuations provided by third party pricing services. Short-term investments and debt securities maturing in 60 days or less are valued at amortized cost.

Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral.

Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share.

Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Lehman Aggregate Bond Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The Investors Bank & Trust tri-party repurchase agreements held by each Fund as of November 30, 2004 were fully collateralized by U.S. Government obligations with an interest rate of 1.67%, a maturity date of December 1, 2004 and aggregate market values as follows:

iShares Bond Fund	Aggregate Market Value
Lehman 1-3 Year Treasury	$15,093,006
Lehman 7-10 Year Treasury	5,270,490
Lehman 20+ Year Treasury	3,900,430
Lehman TIPS	1,073,765
Lehman Aggregate	95,273,656
GS $ InvesTop Corporate	7,948,106

As of November 30, 2004, a portion of the cash collateral for securities on loan for certain Funds was invested in repurchase agreements as disclosed in the Funds’ Schedules of Investments. For further information, see Note 3, below.

2. TRANSACTIONS WITH AFFILIATES

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The following table provides information about the investments by each Fund in shares of issuers of which BGFA is an affiliate, for the three quarters ended November 30, 2004, including income earned from these affiliated issuers.

iShares Bond Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Lehman Aggregate
IMMF	87,498	1,160,309	1,247,807	—	$—	$287,956
PMMF	—	232,861	16,558	216,303	216,302,757	1,277,865

Certain Funds invested cash collateral from securities on loan in the GMMF, IMMF, and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF, and PMMF in connection with the investment of collateral for securities on loan.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of November 30, 2004, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities.

Item 2. Controls and Procedures.

(a)	The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President

Date:	January 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President

Date:	January 24, 2005

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer

Date:	January 24, 2005